PRINCIPAL OPERATING SUBSIDIARIES AND JOINT OPERATIONS (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tropicana joint operation
Disclosure of subsidiaries [line items]
Unincorporated joint operation	70.00%	70.00%	70.00%
AngloGold Ashanti Australia Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%	100.00%	100.00%
AngloGold Ashanti (Pty) Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%	100.00%	100.00%
AngloGold Ashanti Holdings plc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%	100.00%	100.00%
AngloGold Ashanti USA Incorporated
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%	100.00%	100.00%
AngloGold Ashanti Córrego do Sítio Mineração S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%	100.00%	100.00%
AngloGold Ashanti (Ghana) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%	100.00%	100.00%
AngloGold Ashanti (Iduapriem) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%	100.00%	100.00%
Cerro Vanguardia S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	92.50%	92.50%	92.50%
Geita Gold Mining Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%	100.00%	100.00%
Mineração Serra Grande S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	0.00%	100.00%	100.00%
Société AngloGold Ashanti de Guinée S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	85.00%	85.00%	85.00%
Sukari Gold Mines Company
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	50.00%	50.00%	0.00%